Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Dec. 14, 2023	Nov. 12, 2023	Nov. 09, 2023	Oct. 10, 2023
Subsequent Events (Details) [Line Items]
Deposited in the trust account			$ 300,000	$ 300,000
Capital percentage		2.00%
Percentage of expenses incurred	50.00%
Maturity days	185 days
Withdrew from trust account to pay estimated federal income taxes	$ 410,000